Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Jul. 02, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Exchange Act, we are providing the following information about the relationship between executive “compensation actually paid” (as computed in accordance with SEC rules) and certain financial performance measures. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, please see the section entitled “Compensation Discussion and Analysis” beginning on page 43.

The following tables and related disclosures provide information about (i) the total compensation of our principal executive officer (“PEO”) and our non-PEO named executive officers (collectively, the “Other NEOs”) as presented in the “Fiscal 2021-2023 Summary Compensation Table” above or its equivalent table in prior years’ proxy statements; (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K under the Exchange Act; (iii) certain financial performance measures; and (iv) the relationship between the “compensation actually paid” to those financial performance measures.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Western Digital TSR(3)	DJ US Technology, Hardware & Equipment Index TSR(4)	Net Income (in millions)(5)	Revenue (in millions)(6)
2023	$11,031,692	($3,260,510)	$3,412,774	$623,444	$89	$208	($1,706)	$12,318
2022	$32,137,338	($9,097,124)	$8,508,836	($79,686)	$102	$138	$1,500	$18,793
2021	$17,093,364	$54,954,119	$8,238,315	$15,461,336	$165	$157	$821	$16,922

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]
(1)	The PEO was Mr. Goeckeler for all fiscal years in the table. The Other NEOs were: (i) for fiscal 2023, Messrs. Jabre, Soderbery, Ray and Sivaram; (ii) for fiscal 2022, Messrs. Jabre, Sivaram, Soderbery and Ray and Robert Eulau (our former CFO); and (iii) for fiscal 2021, Messrs. Sivaram, Soderbery, Ray and Eulau. The dollar amounts reported are the amounts reported for the PEO, or the average of the amounts reported for the Other NEOs, for each of the corresponding fiscal years in the “Total” column in our applicable Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group used for this purpose is the Dow Jones U.S. Technology Hardware & Equipment Index.

PEO Total Compensation Amount	$ 11,031,692	$ 32,137,338	$ 17,093,364
PEO Actually Paid Compensation Amount	$ (3,260,510)	(9,097,124)	54,954,119
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the “compensation actually paid” amounts from the Summary Compensation Table for each fiscal year. The Summary Compensation Table amounts and the “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. As reflected in the table below, pursuant to the applicable rules, the amounts in the “Stock Awards” column in the applicable Summary Compensation Table are subtracted from the amounts in the “Total” column and the values reflected in the table below are added or subtracted, as applicable.

	Fiscal 2023		Fiscal 2022		Fiscal 2021
Adjustments to ($)(a) Summary Compensation Table Total	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
	11,031,692	3,412,774	32,137,338	8,508,836	17,093,364	8,238,315
Adjustments for stock awards and option awards:
(Deduct): Stock awards and option awards totals as included in the Summary Compensation Table Total for the covered fiscal year	(9,881,692)	(2,547,924)	(21,018,859)(b)	(6,254,278)(c)	(12,487,789)	(6,137,499)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,774,059	1,422,252	13,317,356	4,006,229	29,876,934	12,015,628
Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(2,580,211)	(404,646)	(2,675,083)	(717,290)	2,870,004	(6,900)
Add/(Deduct): Change as of the last day of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(6,604,358)	(1,259,012)	(30,857,876)	(4,571,347)	17,601,606	1,351,792
(Deduct): For awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, the fair values as of the last day of the prior fiscal year	—	—	—	(1,111,013)	—	—
Add: Fair value as of the vesting date for awards granted and vested during the covered fiscal year	—	—	—	59,177	—	—
“Compensation Actually Paid” Amounts (as calculated)	(3,260,510)	623,444	(9,097,124)	(79,686)	54,954,119	15,461,336
(a)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts shown with respect to our Other NEOs are the average amounts for such Other NEOs, as a group.
(b)	The amount shown in the “stock awards” column of the Summary Compensation Table for 2022 for our PEO includes a modification expense for our PEO’s sign-on PSU award. Such PSU modification expense was not deducted from the Summary Compensation Table Total for purposes of these adjustments.
(c)	The value included in “other compensation” in the Summary Compensation Table for fiscal 2022 for RSU equity awards accelerated in connection with Mr. Eulau’s separation has also been deducted from the Summary Compensation Table Total for Mr. Eulau, because the value of such acceleration is reflected in the fair value adjustments below for such awards.

Non-PEO NEO Average Total Compensation Amount	$ 3,412,774	8,508,836	8,238,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 623,444	(79,686)	15,461,336
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the “compensation actually paid” amounts from the Summary Compensation Table for each fiscal year. The Summary Compensation Table amounts and the “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. As reflected in the table below, pursuant to the applicable rules, the amounts in the “Stock Awards” column in the applicable Summary Compensation Table are subtracted from the amounts in the “Total” column and the values reflected in the table below are added or subtracted, as applicable.

	Fiscal 2023		Fiscal 2022		Fiscal 2021
Adjustments to ($)(a) Summary Compensation Table Total	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
	11,031,692	3,412,774	32,137,338	8,508,836	17,093,364	8,238,315
Adjustments for stock awards and option awards:
(Deduct): Stock awards and option awards totals as included in the Summary Compensation Table Total for the covered fiscal year	(9,881,692)	(2,547,924)	(21,018,859)(b)	(6,254,278)(c)	(12,487,789)	(6,137,499)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,774,059	1,422,252	13,317,356	4,006,229	29,876,934	12,015,628
Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(2,580,211)	(404,646)	(2,675,083)	(717,290)	2,870,004	(6,900)
Add/(Deduct): Change as of the last day of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(6,604,358)	(1,259,012)	(30,857,876)	(4,571,347)	17,601,606	1,351,792
(Deduct): For awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, the fair values as of the last day of the prior fiscal year	—	—	—	(1,111,013)	—	—
Add: Fair value as of the vesting date for awards granted and vested during the covered fiscal year	—	—	—	59,177	—	—
“Compensation Actually Paid” Amounts (as calculated)	(3,260,510)	623,444	(9,097,124)	(79,686)	54,954,119	15,461,336
(a)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts shown with respect to our Other NEOs are the average amounts for such Other NEOs, as a group.
(b)	The amount shown in the “stock awards” column of the Summary Compensation Table for 2022 for our PEO includes a modification expense for our PEO’s sign-on PSU award. Such PSU modification expense was not deducted from the Summary Compensation Table Total for purposes of these adjustments.
(c)	The value included in “other compensation” in the Summary Compensation Table for fiscal 2022 for RSU equity awards accelerated in connection with Mr. Eulau’s separation has also been deducted from the Summary Compensation Table Total for Mr. Eulau, because the value of such acceleration is reflected in the fair value adjustments below for such awards.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID VS TSR
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID VS NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	COMPENSATION ACTUALLY PAID VS REVENUE
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail under “Compensation Discussion and Analysis,” our executive compensation programs reflect a pay-for-performance philosophy. The metrics that we use for both our short- and long-term incentives are selected to incentivize our named executive officers to create value for our stockholders. The most important financial performance measures used to link executive compensation actually paid to our named executive officers to our company’s performance for the most recent fiscal year, are as follows:

●	Revenue
●	Non-GAAP EPS
●	Non-GAAP Operating Income

Total Shareholder Return Amount	$ 89	102	165
Peer Group Total Shareholder Return Amount	208	138	157
Net Income (Loss) Attributable to Parent	$ (1,706,000,000)	$ 1,500,000,000	$ 821,000,000
Company Selected Measure Amount	12,318,000,000	18,793,000,000	16,922,000,000
PEO Name	Mr. Goeckeler	Mr. Goeckeler	Mr. Goeckeler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
(6)	The dollar amounts reported represent the amount of revenue reflected in our audited financial statements for the applicable fiscal year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
P E O Member Deduct Stock Awards And Option Awards Totals As Included In The Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,881,692)	$ (21,018,859)	$ (12,487,789)
Non P E O N E O Member Deduct Stock Awards And Option Awards Totals As Included In The Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,547,924)	(6,254,278)	(6,137,499)
P E O Member Add Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,774,059	13,317,356	29,876,934
Non P E O N E O Member Add Fair Valueat Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscaly Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,422,252	4,006,229	12,015,628
P E O Member Add Deduct Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,580,211)	(2,675,083)	2,870,004
Non P E O N E O Member Add Deduct Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(404,646)	(717,290)	(6,900)
P E O Member Add Deduct Change As Of The Last Day Of The Covered Fiscal Year From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,604,358)	(30,857,876)	17,601,606
Non P E O N E O Member Add Deduct Change As Of The Last Day Of The Covered Fiscal Year From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,259,012)	(4,571,347)	1,351,792
P E O Member Deduct For Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year The Fair Values As Of The Last Day Of The Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Deduct For Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year The Fair Values As Of The Last Day Of The Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,111,013)	0
P E O Member Add Fair Value As Of The Vesting Date For Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Add Fair Value As Of The Vesting Date For Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 59,177	$ 0